Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales	$ 30,058	$ 23,198	$ 16,995
Cost of sales	(15,589)	(13,267)	(9,547)
Depreciation of production assets	(420)	(132)	(301)
Gross profit	14,049	9,799	7,147
Other operating income	48	2,007	91
Research & development expenses	(3,946)	(2,308)	(3,050)
Selling & marketing expenses	(5,648)	(3,824)	(4,245)
General & administrative expenses	(8,644)	(3,091)	(4,984)
Total operating expenses	(18,190)	(7,216)	(12,188)
Operating (loss) / income	(4,141)	2,583	(5,041)
Non-operating income	2,442	935	483
Interest and amortization of debt discount	(689)	(355)	(167)
Non-operating expenses	(655)	(638)	(96)
(Loss) / income before income tax expense	(3,043)	2,525	(4,821)
Income tax (expense) / income	(225)	3,245	(6)
Net (loss) / income	$ (3,268)	$ 5,770	$ (4,827)
Earnings per ordinary share (USD)
Basic	$ (0.21)	$ 0.41	$ (0.34)
Diluted	$ (0.21)	$ 0.41	$ (0.34)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (2)	$ (15)	$ (8)
Net gain / (loss) arising during period	11	170	142
Other comprehensive income / (loss)	9	155	134
Comprehensive (loss) / income	(3,259)	5,925	(4,693)
Class F Shares
Research & development expenses
Selling & marketing expenses
General & administrative expenses	$ (492)
Earnings per ordinary share (USD)
Basic	$ (1.07)	$ 2.04	$ (1.71)
Diluted	$ (1.07)	$ 2.04	$ (1.71)